Restructuring and Asset Impairment Charges, Net (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 25, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ 176	$ 49	$ 111
Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	2	0
Charges reflected in restructuring and asset impairment charges, net [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	175	47	111
2015 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	178	0	0
2015 actions | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2014 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	44	0	$ 43
2014 Actions | Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		2		$ 2
2013 and prior actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ (1)	$ 5	$ 111